ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

MUNICIPAL BONDS - 94.2%	Par	Value
Alabama - 2.0%
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	$50,000	$51,818
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	37,289
Black Belt Energy Gas District
5.50%, 06/01/2049 (a)	20,000	21,370
4.00%, 10/01/2049 (a)	215,000	217,283
4.00%, 12/01/2049 (a)	310,000	311,280
4.00%, 06/01/2051 (a)	125,000	126,672
4.00%, 07/01/2052 (a)	20,000	20,267
4.00%, 10/01/2052 (a)	80,000	80,553
4.00%, 12/01/2052 (a)	510,000	513,035
5.50%, 11/01/2053 (a)	30,000	31,929
5.25%, 01/01/2054 (a)	10,000	10,785
5.25%, 05/01/2055 (a)	20,000	21,827
County of Jefferson AL Sewer Revenue, 5.00%, 10/01/2030	85,000	94,041
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	136,975
Industrial Development Board of the City of Mobile Alabama, 1.00%, 06/01/2034 (a)	1,075,000	1,058,312
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053 (a)	180,000	188,140
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,563
		2,937,139

Alaska - 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,989

Arizona - 1.5%
Arizona Board of Regents, 5.00%, 07/01/2032	840,000	966,207
Chandler Industrial Development Authority, 3.80%, 12/01/2035 (a)	115,000	116,892
City of Glendale AZ, 5.00%, 07/01/2026	15,000	15,518
City of Phoenix AZ, 5.00%, 07/01/2025	275,000	278,262
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,754
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	291,875
Maricopa County Industrial Development Authority, 5.00%, 01/01/2033	190,000	196,676
Maricopa County Special Health Care District, 5.00%, 07/01/2030	40,000	44,298
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	21,174
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	48,099
5.00%, 01/01/2031	20,000	21,353
5.00%, 01/01/2032	195,000	223,122
Salt Verde Financial Corp., 5.00%, 12/01/2032	10,000	10,888
State of Arizona, 5.00%, 10/01/2028	30,000	32,687
		2,289,805

Arkansas - 0.2%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	265,000	258,955

California - 7.6%
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,500
Anaheim Public Financing Authority
0.00%, 09/01/2031 (c)	170,000	137,115
0.00%, 09/01/2032 (c)	150,000	116,558
0.00%, 09/01/2033 (c)	20,000	14,961
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,837
4.00%, 04/01/2032	185,000	188,768
2.13%, 04/01/2053 (a)	35,000	34,862
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	16,036
Beverly Hills Unified School District CA, 0.00%, 08/01/2033 (c)	130,000	99,408
California Community Choice Financing Authority
4.00%, 10/01/2052 (a)	85,000	86,812
5.00%, 07/01/2053 (a)	20,000	21,211
5.00%, 12/01/2053 (a)	55,000	58,438
California Health Facilities Financing Authority
5.00%, 12/01/2031	110,000	122,611
5.00%, 08/15/2032	20,000	20,716
4.00%, 03/01/2033	65,000	65,001
3.00%, 08/15/2054 (a)	855,000	854,836
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	68,074
5.00%, 10/01/2026	20,000	20,946
5.00%, 01/01/2028	15,000	16,018
5.00%, 06/01/2028	75,000	81,489
5.00%, 10/01/2028	220,000	232,740
5.00%, 10/01/2028	45,000	49,376
5.00%, 04/01/2033	80,000	94,974
4.00%, 10/01/2045	35,000	35,975
3.00%, 10/01/2047 (a)	140,000	140,029
California State Public Works Board
5.00%, 12/01/2024	320,000	320,000
5.00%, 10/01/2029	20,000	21,234
5.00%, 02/01/2030	25,000	27,858
California State University
5.00%, 11/01/2027	20,000	21,221
3.00%, 11/01/2033	60,000	59,368
3.13%, 11/01/2051 (a)	150,000	150,029
California Statewide Communities Development Authority
4.13%, 03/01/2034	40,000	40,062
5.00%, 04/01/2036 (a)	40,000	44,223
5.00%, 04/01/2038 (a)	25,000	27,639
5.00%, 04/01/2038 (a)	15,000	16,584
5.00%, 04/01/2045 (a)	45,000	49,751
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	21,316
5.00%, 06/15/2028	70,000	76,317
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	28,215
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	98,790
Coast Community College District, 4.50%, 08/01/2039	100,000	105,368
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	37,537
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028 (c)	45,000	41,282
Glendale Community College District/CA, 5.25%, 08/01/2041	40,000	42,938
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028 (c)	100,000	90,341
5.00%, 06/01/2034	20,000	20,219
5.00%, 06/01/2040	60,000	60,657
5.00%, 06/01/2040	40,000	40,438
5.00%, 06/01/2045	55,000	55,602
Grossmont Union High School District, 0.00%, 08/01/2032 (c)	35,000	27,698
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	74,400
Los Angeles County Development Authority, 3.38%, 01/01/2046 (a)	25,000	25,050
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 06/01/2026	180,000	186,856
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	207,699
5.00%, 07/01/2027	30,000	31,994
5.00%, 07/01/2029	45,000	50,180
5.00%, 07/01/2032	150,000	165,536
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/2028	65,000	70,981
Los Angeles Unified School District/CA
5.00%, 07/01/2026	30,000	31,193
5.00%, 07/01/2028	20,000	21,833
5.00%, 07/01/2029	15,000	16,135
5.00%, 07/01/2030	25,000	28,445
3.00%, 07/01/2031	155,000	154,625
5.00%, 07/01/2031	1,250,000	1,447,495
Marin Community College District
4.00%, 08/01/2041	35,000	36,183
5.00%, 08/01/2041	20,000	20,815
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	48,084
5.00%, 07/01/2029	70,000	78,058
5.00%, 07/01/2031	80,000	92,587
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	111,312
5.00%, 11/01/2028	190,000	198,375
4.00%, 11/01/2033	35,000	35,570
Northern California Sanitation Agencies Financing Authority, 5.00%, 12/01/2029	85,000	95,420
Poway Unified School District, 0.00%, 08/01/2032 (c)	25,000	19,733
Rancho Santiago Community College District, 0.00%, 09/01/2030 (c)	50,000	41,847
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	52,324
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	20,866
San Diego Community College District
5.00%, 08/01/2026	20,000	20,815
5.00%, 08/01/2030	60,000	62,404
5.00%, 08/01/2031	20,000	20,801
San Diego County Regional Transportation Commission, 5.00%, 04/01/2030	15,000	16,978
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,623
5.00%, 05/01/2030	20,000	22,684
5.00%, 05/01/2030	210,000	238,185
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	72,884
5.00%, 10/01/2031	20,000	23,281
5.00%, 10/01/2034	20,000	23,418
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/15/2032 (c)	20,000	15,583
San Mateo County Community College District, 0.00%, 09/01/2033 (c)	25,000	19,059
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	23,147
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	167,569
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	16,001
0.65%, 07/01/2040 (a)	25,000	24,492
State of California
5.00%, 11/01/2028	155,000	168,862
3.00%, 09/01/2029	70,000	69,911
3.25%, 09/01/2031	20,000	20,002
5.00%, 11/01/2031	130,000	137,771
5.00%, 08/01/2032	1,000,000	1,156,661
3.50%, 09/01/2032	130,000	130,000
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	203,871
5.00%, 12/01/2030	210,000	240,678
5.00%, 12/01/2031	305,000	348,666
5.00%, 12/01/2032	35,000	39,916
5.00%, 12/01/2033	30,000	32,290
University of California
3.25%, 05/15/2029	235,000	235,213
5.00%, 05/15/2029	35,000	37,075
5.00%, 05/15/2029	30,000	33,379
5.00%, 05/15/2029	15,000	16,703
5.00%, 05/15/2031	20,000	22,982
4.00%, 05/15/2033	50,000	51,172
5.00%, 05/15/2034	20,000	23,964
Ventura County Community College District, 3.13%, 08/01/2031	35,000	35,022
Yosemite Community College District, 0.00%, 08/01/2031 (c)	20,000	16,308
		11,333,944

Colorado - 1.9%
Adams & Arapahoe Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	62,530
5.00%, 12/01/2032	70,000	72,730
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	37,218
5.00%, 11/15/2032	250,000	286,013
5.00%, 11/15/2032	335,000	345,974
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	119,244
5.00%, 08/01/2035	70,000	72,583
5.00%, 08/01/2036	20,000	20,738
5.00%, 08/01/2041	220,000	228,119
Colorado Health Facilities Authority
5.00%, 08/01/2025	25,000	25,280
5.00%, 08/01/2026	205,000	211,382
5.00%, 01/01/2027	35,000	36,575
5.00%, 08/01/2028	55,000	58,870
5.00%, 08/01/2028	20,000	21,407
3.13%, 09/01/2042	105,000	105,257
5.00%, 11/15/2049 (a)	65,000	67,387
5.00%, 11/15/2057 (a)	20,000	22,732
Denver City & County School District No 1, 4.00%, 12/01/2027	130,000	135,108
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	41,874
5.00%, 12/15/2028	35,000	38,136
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	47,004
5.00%, 11/01/2027	85,000	90,682
5.00%, 11/01/2029	25,000	27,712
5.00%, 11/01/2031	40,000	45,612
5.00%, 11/01/2033	10,000	10,571
State of Colorado
5.00%, 12/15/2025	95,000	97,119
5.00%, 12/15/2026	200,000	209,047
5.00%, 12/15/2026	80,000	83,619
5.00%, 12/15/2027	40,000	42,702
5.00%, 12/15/2031	20,000	22,707
5.00%, 03/15/2032	95,000	99,206
		2,785,138

Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	160,000	177,171
2.80%, 07/01/2057 (a)	20,000	19,912
State of Connecticut, 5.00%, 09/15/2026	420,000	436,784
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	21,096
5.00%, 07/01/2027	125,000	132,339
5.00%, 05/01/2031	65,000	72,162
		859,464

Delaware - 0.4%
Delaware Transportation Authority, 5.00%, 07/01/2028	25,000	27,121
State of Delaware
5.00%, 01/01/2027	81,000	85,014
5.00%, 02/01/2027	105,000	110,415
5.00%, 01/01/2028	150,000	160,960
5.00%, 01/01/2029	105,000	114,843
5.00%, 05/01/2029	35,000	38,524
5.00%, 02/01/2031	30,000	34,074
5.00%, 03/01/2031	35,000	39,804
5.00%, 05/01/2033	40,000	46,916
		657,671

District of Columbia - 2.5%
District of Columbia
5.00%, 10/15/2025	290,000	295,383
5.00%, 06/01/2026	180,000	181,902
5.00%, 01/01/2027	35,000	36,691
5.00%, 06/01/2027	45,000	47,622
5.00%, 08/01/2027	1,000,000	1,062,246
5.00%, 10/15/2028	250,000	272,218
5.00%, 12/01/2028	20,000	21,729
5.00%, 01/01/2029	45,000	49,200
5.00%, 10/15/2029	90,000	98,521
5.00%, 01/01/2030	55,000	61,200
5.00%, 06/01/2033	10,000	10,478
5.00%, 10/15/2033	285,000	308,977
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	109,485
5.00%, 03/01/2027	25,000	26,306
5.00%, 03/01/2027	15,000	15,784
5.00%, 10/01/2028	195,000	212,168
5.00%, 05/01/2029	270,000	296,831
5.00%, 10/01/2029	30,000	33,233
5.00%, 12/01/2029	25,000	27,778
5.00%, 03/01/2030	80,000	89,273
5.00%, 10/01/2030	55,000	61,947
5.00%, 03/01/2031	60,000	66,011
5.00%, 10/01/2031	50,000	57,119
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032 (c)	30,000	23,095
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	21,192
5.00%, 07/15/2028	85,000	91,916
5.00%, 07/15/2028	50,000	54,069
5.00%, 07/15/2028	20,000	21,627
5.00%, 07/15/2031	50,000	56,595
5.00%, 07/15/2032	20,000	22,883
		3,733,479

Florida - 5.3%
Brevard County School District, 5.00%, 07/01/2029	110,000	120,457
Central Florida Expressway Authority
5.00%, 07/01/2027	740,000	781,739
5.00%, 07/01/2028	170,000	183,213
5.00%, 07/01/2031	40,000	44,895
5.00%, 07/01/2032	70,000	79,200
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	93,582
County of Manatee FL Public Utilities Revenue, 5.00%, 10/01/2032	200,000	229,852
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	116,355
5.00%, 10/01/2029	15,000	15,842
5.00%, 10/01/2032	40,000	46,001
Florida Department of Management Services
5.00%, 11/01/2027	45,000	47,787
5.00%, 11/01/2028	365,000	394,814
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	87,836
Hillsborough County Industrial Development Authority, 5.00%, 11/15/2029	1,185,000	1,300,608
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,783
5.00%, 07/01/2029	355,000	384,456
JEA Electric System Revenue, 5.00%, 10/01/2027	700,000	744,215
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	25,000	26,027
5.00%, 10/01/2026	20,000	20,821
5.00%, 10/01/2028	220,000	233,634
5.00%, 10/01/2030	270,000	303,481
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2029	20,000	21,646
Orlando Utilities Commission, 5.00%, 10/01/2026	30,000	31,194
Polk County Housing Finance Authority, 4.15%, 12/01/2040 (a)	20,000	20,262
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,502
5.00%, 07/01/2028	45,000	48,450
5.00%, 07/01/2033	45,000	51,854
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	50,041
5.00%, 02/01/2031	20,000	20,395
3.25%, 02/01/2033	235,000	230,337
State of Florida
5.00%, 06/01/2026	70,000	72,384
5.00%, 06/01/2028	1,130,000	1,164,943
5.00%, 06/01/2029	20,000	22,013
5.00%, 06/01/2030	105,000	117,616
5.00%, 07/01/2030	105,000	117,893
5.00%, 06/01/2031	30,000	34,132
5.00%, 06/01/2031	30,000	34,132
5.00%, 06/01/2033	225,000	262,897
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	20,000	21,626
Tampa Bay Water, 6.00%, 10/01/2029	300,000	338,422
		7,946,337

Georgia - 2.7%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	90,000	92,604
2.88%, 08/01/2043 (a)	135,000	134,509
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (a)	60,000	61,046
5.00%, 07/01/2054 (a)	45,000	47,994
Development Authority of Burke County, 3.80%, 10/01/2032 (a)	165,000	166,598
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,729
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	184,288
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,927
5.00%, 09/01/2028	160,000	173,265
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	66,349
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	57,924
4.00%, 03/01/2050 (a)	60,000	60,529
4.00%, 07/01/2052 (a)	20,000	20,281
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2026	200,000	207,194
Private Colleges & Universities Authority, 5.00%, 09/01/2032	1,645,000	1,893,590
State of Georgia
5.00%, 07/01/2028	415,000	435,406
5.00%, 07/01/2029	40,000	44,183
3.00%, 02/01/2030	35,000	34,936
5.00%, 02/01/2031	40,000	41,954
5.00%, 07/01/2031	225,000	241,822
5.00%, 07/01/2031	50,000	57,115
2.50%, 02/01/2033	25,000	23,414
		4,083,657

Hawaii - 1.1%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,032,198
City & County of Honolulu HI
5.00%, 03/01/2028	145,000	155,755
5.00%, 09/01/2028	30,000	32,543
5.00%, 11/01/2028	55,000	59,855
5.00%, 03/01/2029	55,000	60,161
5.00%, 03/01/2031	95,000	105,499
5.00%, 03/01/2031	20,000	22,573
State of Hawaii
5.00%, 01/01/2031	150,000	159,734
4.00%, 10/01/2031	55,000	55,807
		1,684,125

Idaho - 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2030	200,000	224,113
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	82,688
		306,801

Illinois - 8.9%
Chicago Board of Education
5.50%, 12/01/2026	20,000	20,274
0.00%, 12/01/2028 (c)	130,000	111,474
0.00%, 12/01/2028 (c)	95,000	81,462
0.00%, 12/01/2029 (c)	95,000	78,235
0.00%, 12/01/2029 (c)	75,000	61,765
0.00%, 12/01/2030 (c)	220,000	173,975
0.00%, 12/01/2030 (c)	70,000	55,356
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,678
5.00%, 01/01/2028	20,000	21,308
5.00%, 01/01/2033	70,000	80,202
5.00%, 01/01/2034	15,000	17,112
Chicago O'Hare International Airport
5.00%, 01/01/2032	20,000	20,026
5.00%, 01/01/2034	50,000	54,181
Chicago Transit Authority Capital Grant Receipts Revenue, 5.00%, 06/01/2027	20,000	20,869
City of Chicago IL
5.00%, 01/01/2029	270,000	285,428
5.00%, 01/01/2032	140,000	149,614
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	198,040
5.00%, 01/01/2031	560,000	624,573
5.00%, 01/01/2032	105,000	118,271
5.00%, 01/01/2033	140,000	158,133
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,690
5.00%, 11/01/2031	455,000	512,735
5.00%, 11/01/2032	175,000	196,860
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,687
County of Will IL, 5.00%, 11/15/2041	20,000	20,390
Illinois Finance Authority
5.00%, 01/01/2027	30,000	31,424
5.00%, 07/01/2027	335,000	349,940
5.00%, 02/15/2029	30,000	31,331
5.00%, 04/01/2030	1,000,000	1,108,051
5.00%, 07/01/2031	110,000	114,329
5.00%, 04/01/2033	1,000,000	1,151,434
4.00%, 01/01/2040	25,000	25,679
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	21,470
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	88,842
5.00%, 01/01/2030	265,000	293,012
4.00%, 12/01/2031	20,000	20,208
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	134,323
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2030 (c)	70,000	56,995
0.00%, 06/15/2031 (c)	35,000	27,919
0.00%, 12/15/2031 (c)	20,000	15,654
0.00%, 06/15/2032 (c)	80,000	61,386
0.00%, 12/15/2032 (c)	35,000	26,343
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2030	110,000	114,073
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,669
5.75%, 06/01/2029	90,000	98,776
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	83,434
5.00%, 01/01/2027	35,000	36,503
5.00%, 01/01/2028	60,000	63,687
5.00%, 01/01/2029	15,000	16,195
5.00%, 01/01/2030	175,000	191,241
5.00%, 01/01/2030	170,000	185,525
5.00%, 01/01/2032	285,000	319,285
5.00%, 01/01/2033	105,000	118,851
5.00%, 01/01/2033	45,000	50,936
5.00%, 01/01/2034	45,000	50,820
5.00%, 01/01/2034	25,000	28,233
State of Illinois
5.00%, 10/01/2025	15,000	15,231
5.00%, 11/01/2025	50,000	50,842
5.00%, 12/01/2025	15,000	15,278
5.50%, 05/01/2026	490,000	506,238
5.00%, 10/01/2026	45,000	46,526
5.00%, 10/01/2026	1,000,000	1,033,919
5.00%, 03/01/2027	20,000	20,834
5.00%, 05/01/2027	770,000	804,184
5.00%, 10/01/2027	185,000	194,594
5.00%, 11/01/2027	75,000	79,002
5.00%, 12/01/2027	20,000	21,101
4.00%, 03/01/2028	20,000	20,469
5.00%, 07/01/2028	105,000	111,695
5.00%, 10/01/2028	25,000	26,700
5.00%, 11/01/2028	385,000	403,081
5.00%, 02/01/2029	15,000	15,536
5.00%, 03/01/2029	20,000	21,487
5.00%, 10/01/2029	15,000	16,244
5.00%, 12/01/2029	40,000	43,432
4.00%, 02/01/2030	40,000	40,580
5.00%, 03/01/2030	35,000	38,105
5.00%, 03/01/2030	20,000	21,774
5.00%, 03/01/2030	20,000	21,774
5.00%, 05/01/2030	40,000	43,639
5.50%, 05/01/2030	130,000	140,036
5.00%, 07/01/2030	55,000	60,125
5.00%, 10/01/2030	20,000	21,928
5.00%, 03/01/2031	240,000	264,330
5.00%, 03/01/2031	75,000	82,603
5.00%, 05/01/2031	45,000	49,646
5.00%, 12/01/2031	20,000	22,188
5.00%, 03/01/2032	45,000	50,066
5.00%, 03/01/2032	265,000	294,834
5.00%, 05/01/2032	80,000	89,141
5.00%, 05/01/2032	40,000	44,570
5.00%, 07/01/2032	15,000	16,738
5.00%, 12/01/2032	25,000	26,077
5.00%, 12/01/2032	35,000	39,219
5.00%, 03/01/2033	45,000	49,812
5.00%, 03/01/2033	120,000	131,239
5.00%, 05/01/2033	75,000	83,144
5.00%, 07/01/2033	40,000	44,435
5.00%, 03/01/2034	20,000	22,102
5.00%, 05/01/2034	60,000	67,878
		13,266,282

Indiana - 1.1%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	139,884
Indiana Finance Authority
5.00%, 10/01/2026	40,000	41,621
5.00%, 02/01/2027	165,000	173,153
5.00%, 06/01/2027	345,000	360,162
5.00%, 06/01/2028	125,000	130,469
5.00%, 02/01/2029	270,000	295,220
5.00%, 06/01/2029	70,000	77,077
5.00%, 02/01/2030	90,000	95,768
0.70%, 12/01/2046 (a)	30,000	29,098
2.10%, 11/01/2049 (a)	20,000	19,339
2.25%, 12/01/2058 (a)	210,000	208,014
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,919
		1,600,724

Iowa - 0.8%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	46,735
5.00%, 08/01/2027	280,000	296,983
5.00%, 08/01/2029	15,000	15,849
5.00%, 08/01/2031	30,000	33,996
5.00%, 08/01/2032	380,000	430,544
5.00%, 08/01/2034	25,000	29,041
State of Iowa, 5.00%, 06/01/2029	295,000	324,428
		1,177,576

Kansas - 0.9%
State of Kansas Department of Transportation
5.00%, 09/01/2026	355,000	360,327
5.00%, 09/01/2029	750,000	827,111
5.00%, 09/01/2029	25,000	25,358
5.00%, 09/01/2031	15,000	17,056
5.00%, 09/01/2032	20,000	23,083
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,661
		1,283,596

Kentucky - 1.1%
Kentucky Public Energy Authority
4.00%, 12/01/2049 (a)	35,000	35,085
4.00%, 08/01/2052 (a)	15,000	15,291
5.00%, 05/01/2055 (a)	120,000	127,531
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,000,000	1,040,353
5.00%, 11/01/2027	40,000	41,555
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	48,577
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	15,000	12,236
1.75%, 02/01/2035 (a)	130,000	126,570
5.00%, 10/01/2047 (a)	110,000	118,435
		1,565,633

Louisiana - 1.7%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	217,978
Parish of St John the Baptist LA, 2.38%, 06/01/2037 (a)	320,000	314,748
State of Louisiana
5.00%, 05/01/2028	870,000	936,161
5.00%, 09/01/2029	40,000	44,094
5.00%, 09/01/2030	55,000	61,613
5.00%, 09/01/2033	35,000	40,639
State of Louisiana Gasoline & Fuels Tax Revenue, 5.00%, 05/01/2031	750,000	844,244
		2,459,477

Maine - 0.9%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	21,113
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,260,000	1,369,260
		1,390,373

Maryland - 3.7%
County of Prince George's MD
5.00%, 09/15/2029	105,000	116,323
5.00%, 07/01/2031	80,000	91,331
Maryland Stadium Authority
5.00%, 06/01/2025	175,000	176,683
5.00%, 06/01/2027	265,000	279,850
5.00%, 06/01/2029	750,000	820,817
5.00%, 03/01/2031	115,000	128,673
Maryland State Transportation Authority, 5.00%, 07/01/2027	345,000	365,167
State of Maryland
5.00%, 08/01/2027	65,000	69,046
5.00%, 08/01/2029	210,000	232,125
5.00%, 03/15/2030	20,000	22,364
5.00%, 03/15/2031	115,000	130,718
5.00%, 08/01/2031	245,000	280,036
5.00%, 06/01/2032	1,140,000	1,317,433
5.00%, 06/01/2034	225,000	258,252
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	21,314
4.00%, 10/01/2030	735,000	774,319
3.00%, 11/01/2030	85,000	84,589
3.00%, 09/01/2031	20,000	19,844
2.13%, 10/01/2031	20,000	18,141
2.50%, 10/01/2033	55,000	50,338
3.50%, 10/01/2033	70,000	70,080
University System of Maryland, 5.00%, 04/01/2026	225,000	231,634
		5,559,077

Massachusetts - 0.8%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	45,965
5.00%, 01/01/2033	100,000	106,330
Massachusetts Clean Water Trust, 5.00%, 08/01/2025	30,000	30,421
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,812
5.00%, 07/01/2050 (a)	70,000	76,655
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	266,290
3.05%, 12/01/2027	590,000	589,355
		1,141,828

Michigan - 1.8%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	674,768
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,946
Michigan Finance Authority
5.00%, 04/15/2033	30,000	33,645
3.00%, 11/15/2033	600,000	579,105
Michigan State Building Authority
5.00%, 10/15/2030	200,000	207,787
5.00%, 04/15/2031	235,000	238,622
Michigan State Housing Development Authority
3.10%, 12/01/2031	345,000	334,980
4.50%, 12/01/2042 (a)	25,000	25,287
Michigan State University, 5.00%, 08/15/2029	40,000	44,078
State of Michigan
5.00%, 03/15/2026	190,000	195,057
5.00%, 05/01/2027	15,000	15,822
State of Michigan Trunk Line Revenue
5.00%, 11/15/2031	140,000	159,535
5.00%, 11/15/2032	90,000	102,348
5.00%, 11/15/2032	10,000	11,517
Utica Community Schools/MI, 5.00%, 05/01/2026	55,000	56,726
		2,701,223

Minnesota - 1.7%
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,997
Osseo Independent School District No 279, 5.00%, 02/01/2034	75,000	85,035
South Washington County Independent School District No 833/MN, 5.00%, 02/01/2028	150,000	160,858
State of Minnesota
5.00%, 08/01/2026	65,000	67,474
5.00%, 08/01/2028	925,000	1,003,480
5.00%, 08/01/2028	70,000	75,939
5.00%, 08/01/2028	50,000	54,242
5.00%, 09/01/2028	95,000	103,230
5.00%, 08/01/2029	420,000	464,445
5.00%, 09/01/2029	95,000	105,214
5.00%, 11/01/2031	105,000	119,732
University of Minnesota, 5.00%, 01/01/2028	310,000	332,174
		2,592,820

Mississippi - 1.4%
State of Mississippi
5.00%, 10/01/2028	10,000	10,619
5.00%, 11/01/2032	100,000	104,321
5.00%, 11/01/2032	75,000	76,505
4.00%, 11/01/2034	20,000	20,222
5.00%, 11/01/2034	50,000	52,161
4.00%, 11/01/2035	1,630,000	1,648,107
5.00%, 11/01/2035	20,000	20,864
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	160,591
		2,093,390

Missouri - 0.5%
Curators of the University of Missouri, 5.00%, 11/01/2030	455,000	511,578
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	234,537
4.00%, 05/01/2051 (a)	30,000	30,337
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,147
		794,599

Montana - 0.1%
City of Forsyth MT, 3.90%, 03/01/2031 (a)	85,000	85,001

Nebraska - 0.4%
Central Plains Energy Project, 4.00%, 12/01/2049 (a)	500,000	501,494
Omaha Public Power District, 5.00%, 02/01/2027	20,000	21,005
		522,499

Nevada - 1.0%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	108,689
County of Clark NV
5.00%, 07/01/2026	200,000	206,816
5.00%, 07/01/2030	80,000	89,383
2.10%, 06/01/2031	105,000	92,981
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	110,910
5.00%, 06/01/2028	15,000	16,172
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	777,724
5.00%, 12/01/2030	50,000	52,443
4.00%, 12/01/2033	80,000	81,487
		1,536,605

New Jersey - 2.7%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	26,092
5.50%, 06/15/2029	55,000	58,083
5.00%, 11/01/2029	90,000	98,709
5.50%, 06/15/2030	65,000	68,643
5.25%, 06/15/2031	35,000	35,420
5.50%, 06/15/2031	140,000	147,847
3.13%, 07/01/2031	255,000	251,341
5.00%, 06/15/2036	175,000	183,086
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (c)	65,000	60,881
0.00%, 12/15/2026 (c)	130,000	121,762
5.00%, 06/15/2028	50,000	53,617
5.00%, 06/15/2028	110,000	117,958
0.00%, 12/15/2028 (c)	20,000	17,508
0.00%, 12/15/2028 (c)	180,000	157,573
5.00%, 12/15/2028	20,000	21,632
0.00%, 12/15/2029 (c)	290,000	245,390
0.00%, 12/15/2030 (c)	25,000	20,428
4.10%, 06/15/2031	15,000	15,172
0.00%, 12/15/2031 (c)	20,000	15,752
5.00%, 12/15/2031	100,000	109,536
5.00%, 06/15/2032	260,000	295,196
5.00%, 06/15/2032	85,000	95,590
5.00%, 06/15/2032	90,000	100,492
0.00%, 12/15/2032 (c)	70,000	53,104
0.00%, 12/15/2032 (c)	110,000	84,044
0.00%, 12/15/2033 (c)	105,000	76,735
5.00%, 12/15/2033	230,000	245,385
New Jersey Turnpike Authority
5.00%, 01/01/2027	445,000	465,943
5.00%, 01/01/2031	475,000	505,679
5.00%, 01/01/2031	80,000	83,437
5.00%, 01/01/2033	90,000	95,533
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,703
5.00%, 06/01/2030	110,000	115,958
		4,074,229

New Mexico - 0.3%
City of Farmington NM, 3.90%, 06/01/2040 (a)	20,000	20,409
State of New Mexico
5.00%, 03/01/2025	35,000	35,168
5.00%, 03/01/2027	15,000	15,767
5.00%, 03/01/2028	15,000	16,113
5.50%, 03/01/2028	100,000	108,964
5.00%, 03/01/2029	140,000	153,137
5.00%, 03/01/2030	20,000	22,266
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	20,000	21,555
5.00%, 07/01/2029	45,000	49,278
5.00%, 07/01/2030	50,000	55,645
		498,302

New York - 6.0%
City of New York NY
5.00%, 08/01/2027	25,000	26,530
5.00%, 08/01/2029	265,000	273,685
5.00%, 08/01/2030	150,000	167,981
5.00%, 09/01/2030	200,000	224,272
5.00%, 10/01/2031	40,000	45,508
4.00%, 08/01/2032	120,000	121,460
5.00%, 12/01/2032	90,000	93,368
3.00%, 10/01/2034	60,000	58,718
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,641
Empire State Development Corp.
5.00%, 03/15/2029	155,000	170,463
5.00%, 03/15/2030	40,000	44,645
5.00%, 03/15/2033	90,000	99,264
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	21,103
5.00%, 02/15/2032	95,000	98,830
5.00%, 02/15/2033	60,000	62,364
Long Island Power Authority
5.00%, 09/01/2033	35,000	40,963
3.00%, 09/01/2049	35,000	34,628
0.85%, 09/01/2050 (a)	20,000	19,524
1.50%, 09/01/2051 (a)	25,000	23,992
Metropolitan Transportation Authority
5.00%, 11/15/2028	20,000	20,671
5.00%, 11/15/2028	15,000	16,190
0.00%, 11/15/2032 (c)	40,000	29,921
3.00%, 11/15/2032	55,000	51,628
4.00%, 11/15/2032	85,000	85,804
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,499
0.00%, 11/15/2032 (c)	70,000	52,979
New York City Housing Development Corp.
0.60%, 05/01/2061 (a)	275,000	269,471
3.40%, 11/01/2062 (a)	50,000	50,053
3.70%, 05/01/2063 (a)	15,000	15,066
3.73%, 05/01/2063 (a)	20,000	20,139
3.80%, 11/01/2063 (a)	35,000	35,501
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	38,692
New York City Transitional Finance Authority, 5.00%, 05/01/2032	20,000	22,927
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	243,532
5.00%, 07/15/2029	20,000	22,016
5.00%, 07/15/2030	30,000	33,689
5.00%, 07/15/2031	25,000	28,606
5.00%, 07/15/2031	20,000	20,449
3.13%, 07/15/2032	20,000	19,902
5.00%, 07/15/2033	20,000	23,110
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	272,489
5.00%, 11/01/2028	155,000	169,104
5.00%, 11/01/2029	60,000	62,842
3.00%, 08/01/2030	230,000	229,407
3.00%, 02/01/2033	100,000	100,017
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	26,025
New York State Dormitory Authority
5.00%, 03/15/2026	255,000	262,604
5.00%, 03/15/2027	105,000	110,963
5.00%, 02/15/2028	130,000	136,707
5.00%, 02/15/2031	40,000	44,267
5.00%, 02/15/2032	310,000	323,881
5.00%, 03/15/2032	165,000	183,849
2.00%, 07/01/2033	160,000	139,884
New York State Housing Finance Agency
0.65%, 11/01/2056 (a)	55,000	53,578
2.50%, 11/01/2060 (a)	90,000	87,701
2.50%, 11/01/2060 (a)	75,000	73,385
1.00%, 11/01/2061 (a)	20,000	18,978
3.10%, 05/01/2062 (a)	140,000	139,409
3.10%, 05/01/2062 (a)	130,000	128,673
3.45%, 05/01/2062 (a)	100,000	100,011
3.60%, 11/01/2062 (a)	330,000	330,642
3.60%, 11/01/2062 (a)	125,000	125,305
3.65%, 11/01/2062 (a)	65,000	65,211
3.75%, 11/01/2062 (a)	20,000	20,202
3.80%, 11/01/2062 (a)	125,000	125,512
3.45%, 11/01/2063 (a)	50,000	50,056
3.45%, 11/01/2063 (a)	20,000	20,065
3.60%, 11/01/2063 (a)	20,000	20,171
3.88%, 11/01/2063 (a)	20,000	20,137
New York State Thruway Authority, 5.00%, 01/01/2028	425,000	425,555
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,997
Port Authority of New York & New Jersey
5.00%, 10/15/2027 (d)	55,000	57,623
4.00%, 12/01/2027	15,000	15,620
Suffolk County Water Authority
3.00%, 06/01/2028	195,000	193,810
3.00%, 06/01/2032	140,000	140,087
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029	1,035,000	1,150,112
0.00%, 11/15/2030 (c)	135,000	110,187
0.00%, 11/15/2032 (c)	25,000	18,980
5.00%, 05/15/2050 (a)	175,000	180,232
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	56,502
4.00%, 12/01/2033	30,000	31,418
Utility Debt Securitization Authority, 5.00%, 06/15/2027	145,000	146,554
		8,873,536

North Carolina - 1.0%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048 (a)	20,000	18,287
3.45%, 01/15/2048 (a)	20,000	20,044
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,808
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	95,807
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,541
County of Wake NC, 5.00%, 05/01/2030	95,000	106,518
State of North Carolina
5.00%, 03/01/2026	50,000	51,374
5.00%, 05/01/2027	230,000	242,939
5.00%, 03/01/2028	620,000	622,828
5.00%, 05/01/2029	110,000	120,787
3.00%, 05/01/2031	20,000	19,904
5.00%, 05/01/2031	125,000	141,726
3.00%, 05/01/2033	25,000	24,597
		1,519,160

Ohio - 2.7%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,574
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	250,637
5.00%, 06/01/2030	20,000	21,522
5.00%, 06/01/2032	25,000	26,726
5.00%, 06/01/2033	115,000	122,714
5.00%, 06/01/2034	125,000	133,190
City of Columbus OH
5.00%, 04/01/2027	30,000	31,628
5.00%, 08/15/2027	40,000	42,527
5.00%, 08/15/2028	75,000	81,370
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,577
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	62,460
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	60,000	60,862
4.00%, 12/01/2032	135,000	136,718
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	23,126
Ohio State University, 5.00%, 12/01/2029	45,000	50,001
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	115,098
5.00%, 06/01/2027	80,000	84,563
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	47,567
5.00%, 12/01/2027	140,000	147,915
5.00%, 12/01/2027	55,000	58,786
5.00%, 12/01/2030	70,000	73,593
5.00%, 06/01/2033	105,000	116,595
5.00%, 12/01/2033	10,000	11,705
State of Ohio
5.00%, 12/15/2025	165,000	168,629
5.00%, 12/15/2026	100,000	104,584
5.00%, 01/01/2027	110,000	115,018
5.00%, 01/01/2027	40,000	41,825
5.00%, 02/01/2027	35,000	36,684
5.00%, 05/01/2027	95,000	100,276
5.00%, 09/15/2027	60,000	63,845
5.00%, 05/01/2028	10,000	10,784
5.00%, 12/15/2028	40,000	43,584
5.00%, 09/01/2030	120,000	134,903
5.00%, 10/01/2031	1,240,000	1,400,854
5.00%, 05/01/2039	40,000	42,202
5.00%, 08/15/2054 (a)	25,000	27,805
		4,031,447

Oklahoma - 1.2%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	182,245
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	138,561
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,765
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,692
5.00%, 07/01/2029	1,000,000	1,097,324
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,064
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	26,200
Oklahoma Water Resources Board, 5.00%, 04/01/2026	210,000	216,053
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	63,494
		1,806,398

Oregon - 1.1%
City of Portland OR Sewer System Revenue, 5.00%, 12/01/2030	45,000	50,663
Oregon State Business Development Commission, 3.80%, 12/01/2040 (a)	15,000	15,179
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	21,128
State of Oregon
5.00%, 05/01/2027	60,000	63,375
5.00%, 05/01/2028	355,000	382,599
5.00%, 05/01/2030	1,000,000	1,116,423
State of Oregon Department of Transportation, 5.00%, 05/15/2028	15,000	16,163
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,585
		1,681,115

Pennsylvania - 2.9%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	370,848
5.00%, 07/15/2031	200,000	215,461
5.00%, 07/15/2033	10,000	10,746
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	21,181
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	21,082
5.00%, 01/01/2028	470,000	489,661
5.00%, 09/01/2028	15,000	16,249
3.00%, 03/15/2030	70,000	69,976
5.00%, 08/15/2032	420,000	424,788
5.00%, 09/01/2032	1,350,000	1,550,971
3.00%, 09/15/2033	45,000	44,737
Erie City Water Authority, 5.00%, 12/01/2043	25,000	26,109
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2034	50,000	57,273
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	65,000	69,342
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	120,000	113,455
2.80%, 10/01/2031	75,000	70,910
3.20%, 10/01/2031	30,000	29,643
3.20%, 10/01/2032	30,000	29,356
3.45%, 10/01/2032	40,000	39,880
Pennsylvania Turnpike Commission, 4.00%, 06/01/2033	355,000	358,898
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	47,481
School District of Philadelphia
5.00%, 09/01/2026	60,000	61,943
5.00%, 06/01/2027	55,000	57,796
5.00%, 06/01/2034	80,000	91,285
State Public School Building Authority, 5.00%, 06/01/2031	35,000	36,186
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	27,278
		4,352,535

Rhode Island - 0.0%(b)
Rhode Island Health and Educational Building Corp., 5.00%, 05/15/2034	20,000	22,467

South Carolina - 1.1%
Greenville County School District, 5.00%, 12/01/2027	15,000	16,006
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	650,000	708,911
South Carolina Jobs-Economic Development Authority, 5.00%, 11/01/2031	750,000	844,169
South Carolina Transportation Infrastructure Bank
3.38%, 10/01/2032	15,000	15,001
4.00%, 10/01/2033	40,000	42,368
		1,626,455

South Dakota - 0.8%
South Dakota Conservancy District, 5.00%, 08/01/2026	365,000	378,471
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	836,292
		1,214,763

Tennessee - 0.7%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	20,000	21,945
5.00%, 07/01/2033	110,000	122,349
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027 (a)	20,000	20,109
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.00%, 07/01/2033	95,000	108,082
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	101,708
5.00%, 07/01/2029	25,000	26,954
5.00%, 07/01/2032	90,000	96,043
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	37,750
State of Tennessee
5.00%, 05/01/2028	70,000	75,585
5.00%, 05/01/2029	90,000	99,102
5.00%, 05/01/2032	20,000	23,087
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049 (a)	70,000	70,295
5.00%, 05/01/2052 (a)	160,000	172,098
		975,107

Texas - 11.5%
Board of Regents of the University of Texas System
5.00%, 08/15/2025	1,130,000	1,145,915
5.00%, 08/15/2025	85,000	86,197
5.00%, 08/15/2026	10,000	10,372
5.00%, 08/15/2027	50,000	53,051
5.00%, 08/15/2027	25,000	26,526
5.00%, 08/15/2030	25,000	28,000
Central Texas Turnpike System, 5.00%, 08/15/2033	1,020,000	1,160,175
City of Austin TX, 5.00%, 09/01/2033	30,000	34,708
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	38,063
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	166,795
5.00%, 11/15/2029	40,000	44,292
City of Dallas TX
5.00%, 02/15/2026	45,000	46,141
5.00%, 02/15/2028	35,000	37,473
5.00%, 02/15/2031	200,000	225,219
5.00%, 02/15/2032	10,000	11,397
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,837
City of Houston TX, 5.00%, 03/01/2028	15,000	15,662
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	255,000	273,756
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	1,015,000	1,059,681
5.00%, 11/15/2027	20,000	21,303
0.00%, 12/01/2028 (c)	35,000	30,970
City of San Antonio TX, 5.00%, 08/01/2027	650,000	688,908
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	415,000	443,346
5.00%, 02/01/2029	30,000	30,999
5.00%, 02/01/2030	10,000	11,052
5.00%, 02/01/2032	220,000	224,961
2.00%, 02/01/2049 (a)	20,000	18,903
3.65%, 02/01/2053 (a)	200,000	201,749
Clear Creek Independent School District, 3.60%, 02/15/2035 (a)	65,000	65,153
Conroe Independent School District, 5.00%, 02/15/2027	90,000	94,569
County of Bexar TX
5.00%, 06/15/2030	60,000	61,838
4.00%, 06/15/2031	20,000	20,092
County of Harris TX
5.00%, 08/15/2025	260,000	263,735
5.00%, 09/15/2026	35,000	36,405
5.00%, 08/15/2030	415,000	428,543
5.00%, 09/15/2032	75,000	86,544
5.00%, 08/15/2033	20,000	20,599
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2027	220,000	233,485
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,524
5.00%, 02/15/2027	85,000	89,222
5.00%, 02/15/2028	20,000	21,458
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,784
5.00%, 12/01/2027	110,000	116,397
5.00%, 12/01/2028	75,000	80,688
5.25%, 12/01/2030	30,000	33,641
Dallas College
5.00%, 02/15/2026	15,000	15,373
5.00%, 02/15/2030	35,000	38,561
5.00%, 02/15/2031	265,000	295,695
Dallas Fort Worth International Airport
5.00%, 11/01/2028	30,000	32,485
5.00%, 11/01/2028	20,000	21,657
5.00%, 11/01/2031	55,000	62,126
Dallas Independent School District, 5.00%, 02/15/2027	90,000	94,529
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,539
Dickinson Independent School District, 3.50%, 08/01/2037 (a)	390,000	390,231
Fort Bend Independent School District
0.88%, 08/01/2050 (a)	80,000	78,600
0.72%, 08/01/2051 (a)	250,000	236,294
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2029	30,000	32,522
Harris County Industrial Development Corp., 4.05%, 11/01/2050 (a)	25,000	25,540
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,060,745
Houston Independent School District, 4.00%, 06/01/2039 (a)	70,000	70,303
Leander Independent School District, 5.00%, 02/15/2028	50,000	53,438
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,691
5.00%, 08/15/2030	400,000	448,002
5.00%, 08/15/2032	40,000	46,049
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	73,799
5.00%, 05/15/2028	200,000	214,893
5.00%, 05/15/2029	225,000	245,658
5.00%, 05/15/2030	10,000	11,070
Matagorda County Navigation District No 1
2.60%, 11/01/2029	35,000	33,251
4.40%, 05/01/2030	95,000	99,682
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2026	430,000	448,006
Midland Independent School District, 5.00%, 02/15/2027	25,000	26,242
North East Independent School District/TX, 3.75%, 08/01/2049 (a)	20,000	20,265
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,591
North Texas Tollway Authority
5.00%, 01/01/2027	625,000	654,414
5.00%, 01/01/2033	85,000	88,091
Northside Independent School District
0.70%, 06/01/2050 (a)	160,000	157,352
2.00%, 06/01/2052 (a)	30,000	28,957
Northwest Independent School District, 5.00%, 02/15/2042	50,000	51,226
Permanent University Fund - University of Texas System, 5.00%, 07/01/2034	15,000	17,053
Pflugerville Independent School District, 5.00%, 02/15/2033	15,000	16,961
Plano Independent School District
5.00%, 02/15/2027	55,000	57,647
5.00%, 02/15/2030	110,000	121,416
Prosper Independent School District, 3.00%, 02/15/2053 (a)	105,000	104,813
Round Rock Independent School District, 4.00%, 08/01/2032	60,000	62,748
San Antonio Water System, 5.00%, 05/15/2027	55,000	58,079
Spring Independent School District, 5.00%, 08/15/2028	1,250,000	1,266,081
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 07/01/2053 (a)	490,000	548,113
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	127,674
Texas A&M University
5.00%, 05/15/2027	70,000	73,935
5.00%, 05/15/2028	20,000	21,053
5.00%, 05/15/2032	525,000	602,523
5.00%, 05/15/2034	25,000	29,338
Texas State University System, 5.00%, 03/15/2029	80,000	83,918
Texas Tech University System, 5.00%, 02/15/2033	20,000	23,073
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,563
5.00%, 04/01/2031	20,000	22,599
Texas Water Development Board
5.00%, 08/01/2026	30,000	31,102
5.00%, 10/15/2026	25,000	26,038
5.00%, 08/01/2027	10,000	10,580
5.00%, 08/01/2028	40,000	43,161
5.00%, 08/01/2029	100,000	109,844
5.00%, 10/15/2030	55,000	61,605
5.00%, 10/15/2031	20,000	22,712
4.00%, 10/15/2032	80,000	81,658
5.00%, 10/15/2032	10,000	11,483
4.00%, 10/15/2033	65,000	66,248
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	67,399
5.00%, 08/01/2029	325,000	357,740
		17,229,162

Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (a)	135,000	138,614
Intermountain Power Agency
5.00%, 07/01/2026	310,000	320,079
5.00%, 07/01/2027	35,000	36,974
5.00%, 07/01/2031	320,000	362,227
Nebo School District
5.00%, 07/01/2026	50,000	51,759
5.00%, 07/01/2027	15,000	15,873
5.00%, 07/01/2028	50,000	53,993
State of Utah, 5.00%, 07/01/2027	25,000	26,513
University of Utah
5.00%, 08/01/2027	20,000	21,203
5.00%, 08/01/2029	20,000	22,042
5.00%, 08/01/2030	40,000	44,840
Utah Transit Authority
5.00%, 06/15/2028	175,000	176,942
5.00%, 06/15/2029	20,000	20,222
5.00%, 06/15/2031	95,000	96,054
		1,387,335

Virginia - 1.6%
County of Fairfax VA
5.00%, 10/01/2026	100,000	104,035
5.00%, 10/01/2028	25,000	27,191
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,988
5.00%, 05/15/2032	70,000	79,881
Virginia College Building Authority
5.00%, 02/01/2025	210,000	210,656
5.00%, 02/01/2026	20,000	20,510
5.00%, 02/01/2027	70,000	73,489
5.00%, 02/01/2027	70,000	73,489
5.00%, 02/01/2027	20,000	20,997
5.00%, 02/01/2028	15,000	16,067
4.00%, 02/01/2029	315,000	322,015
5.00%, 02/01/2031	285,000	322,148
5.00%, 02/01/2031	90,000	94,160
3.00%, 02/01/2032	30,000	29,554
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,613
5.00%, 05/15/2027	125,000	132,028
5.00%, 05/15/2029	285,000	313,424
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	112,211
5.00%, 08/01/2031	35,000	39,867
Virginia Public School Authority
5.00%, 04/15/2027	55,000	58,035
5.00%, 08/01/2028	280,000	283,961
		2,385,319

Washington - 5.2%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	26,683
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2030	245,000	275,180
5.00%, 11/01/2030	25,000	25,513
5.00%, 11/01/2032	45,000	45,924
5.00%, 11/01/2035	95,000	96,950
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	174,924
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	314,622
5.00%, 01/01/2032	35,000	39,879
4.00%, 07/01/2032	20,000	20,263
Energy Northwest
5.00%, 07/01/2026	20,000	20,704
5.00%, 07/01/2027	50,000	52,884
5.00%, 07/01/2028	70,000	75,640
5.00%, 07/01/2030	365,000	392,933
5.00%, 07/01/2031	90,000	96,538
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,576,449
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	56,104
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,695
5.00%, 12/01/2032	90,000	95,340
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	214,817
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,837,533
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,481
5.00%, 12/01/2033	25,000	29,047
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	185,236
State of Washington
5.00%, 02/01/2026	20,000	20,510
5.00%, 02/01/2027	60,000	62,978
5.00%, 02/01/2027	30,000	31,489
5.00%, 08/01/2027	45,000	47,765
5.00%, 02/01/2028	25,000	26,794
5.00%, 08/01/2028	95,000	102,818
5.00%, 08/01/2028	40,000	43,292
5.00%, 02/01/2029	15,000	16,370
5.00%, 02/01/2029	10,000	10,913
5.00%, 06/01/2029	260,000	285,473
5.00%, 07/01/2029	220,000	224,772
5.00%, 08/01/2029	25,000	27,530
5.00%, 08/01/2029	50,000	55,060
5.00%, 02/01/2030	60,000	66,798
5.00%, 02/01/2030	80,000	89,064
5.00%, 08/01/2030	55,000	61,747
5.00%, 08/01/2030	15,000	16,840
5.00%, 02/01/2031	20,000	22,595
5.00%, 02/01/2031	20,000	22,595
5.00%, 02/01/2031	80,000	90,379
5.00%, 02/01/2031	25,000	28,243
5.00%, 08/01/2031	20,000	22,755
5.00%, 08/01/2031	300,000	328,731
5.00%, 08/01/2033	70,000	81,491
Washington Health Care Facilities Authority
5.00%, 01/01/2047	120,000	125,176
5.00%, 08/01/2049 (a)	120,000	122,338
		7,746,855

West Virginia - 0.4%
West Virginia Economic Development Authority, 3.38%, 03/01/2040 (a)	545,000	542,991

Wisconsin - 1.3%
State of Wisconsin
5.00%, 11/01/2026	105,000	109,677
5.00%, 11/01/2026	115,000	120,122
5.00%, 05/01/2027	25,000	26,388
5.00%, 05/01/2028	20,000	21,548
5.00%, 05/01/2028	70,000	75,418
5.00%, 05/01/2028	100,000	107,740
5.00%, 05/01/2029	35,000	36,885
5.00%, 05/01/2029	30,000	32,929
5.00%, 05/01/2029	30,000	32,929
5.00%, 05/01/2030	30,000	33,509
5.00%, 05/01/2030	205,000	228,976
5.00%, 05/01/2030	150,000	167,544
5.00%, 11/01/2030	185,000	194,430
5.00%, 11/01/2030	275,000	289,017
5.00%, 05/01/2031	40,000	45,352
5.00%, 05/01/2031	105,000	119,050
5.00%, 05/01/2032	75,000	86,194
5.00%, 05/01/2033	80,000	93,112
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	63,975
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	33,634
5.00%, 07/01/2032	25,000	28,775
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (a)	25,000	25,060
		1,972,264
TOTAL MUNICIPAL BONDS (Cost $140,533,406)		140,597,647

EXCHANGE TRADED FUNDS - 3.1%	Shares	Value
iShares National Muni Bond ETF (e)	42,993	4,666,460
TOTAL EXCHANGE TRADED FUNDS (Cost $4,580,655)		4,666,460

SHORT-TERM INVESTMENTS - 4.7%		Value
Investments Purchased with Proceeds from Securities Lending - 3.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)	4,703,212	4,703,212

Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.56% (f)	2,302,244	2,302,244
TOTAL SHORT-TERM INVESTMENTS (Cost $7,005,456)		7,005,456

TOTAL INVESTMENTS - 102.0% (Cost $152,119,517)		152,269,563
Liabilities in Excess of Other Assets - (2.0)%		(3,028,533)
TOTAL NET ASSETS - 100.0%		$149,241,030
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2024.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2024, the total value of securities subject to the AMT was $57,623 or 0.1% of net assets.
(e)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $4,619,788 which represented 3.1% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

ActivePassive Intermediate Municipal Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$140,597,647	$–	$140,597,647
Exchange Traded Funds	4,666,460	–	–	4,666,460
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,703,212
Money Market Funds	2,302,244	–	–	2,302,244
Total Investments	$6,968,704	$140,597,647	$–	$152,269,563

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,703,212 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.